STAPLED UNITHOLDERS' EQUITY - Director/Trustee Deferred Share Unit Plan (Details)	12 Months Ended
Dec. 31, 2020
Director/Trustee Deferred Share Unit Plan
Executive Deferred Stapled Unit Plan
Maximum percent of deferral of each non-employee director's total annual remuneration	100.00%